Scope of Consolidation, Subsidiaries and Other Equity Investments - Subsidiaries (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee	Jan. 01, 2019 EUR (€)	Dec. 31, 2017 EUR (€)
Subsidiaries
Revenue	€ 27,338,000	€ 27,553,000	€ 24,708,000
Profit/Loss After Tax	5,283,000	3,370,000	4,088,000
Total Equity	€ 29,928,000	€ 30,822,000	€ 28,877,000	€ 28,807,000	€ 25,573,000
Number of Employees | employee	102,430	100,330	96,498
Ariba Technologies India Private Limited, Bangalore, India
Subsidiaries
Ownership	100.00%
Revenue	€ 71,814
Profit/Loss After Tax	5,856
Total Equity	€ 27,694
Number of Employees | employee	1,163
Ariba, Inc., Palo Alto, CA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 1,364,062
Profit/Loss After Tax	393,506
Total Equity	€ 4,384,584
Number of Employees | employee	1,905
Concur Technologies, Inc., Bellevue, WA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 1,704,448
Profit/Loss After Tax	69,886
Total Equity	€ 7,093,719
Number of Employees | employee	3,734
Qualtrics, LLC, Wilmington, DE, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 687,972
Profit/Loss After Tax	(595,614)
Total Equity	€ 5,490,095
Number of Employees | employee	2,431
SAP China Co., Ltd., Shanghai, China
Subsidiaries
Ownership	100.00%
Revenue	€ 948,426
Profit/Loss After Tax	2,287
Total Equity	€ (189,703)
Number of Employees | employee	5,750
SAP (UK) Limited, Feltham, United Kingdom
Subsidiaries
Ownership	100.00%
Revenue	€ 1,189,692
Profit/Loss After Tax	81,641
Total Equity	€ 74,774
Number of Employees | employee	1,738
SAP America, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 6,038,852
Profit/Loss After Tax	176,711
Total Equity	€ 18,092,145
Number of Employees | employee	8,352
SAP Argentina S.A., Buenos Aires, Argentina
Subsidiaries
Ownership	100.00%
Revenue	€ 160,724
Profit/Loss After Tax	(9,749)
Total Equity	€ 2,164
Number of Employees | employee	955
SAP Asia Pte Ltd, Singapore, Singapore
Subsidiaries
Ownership	100.00%
Revenue	€ 499,457
Profit/Loss After Tax	80
Total Equity	€ (12,285)
Number of Employees | employee	1,102
SAP Australia Pty Ltd, Sydney, Australia
Subsidiaries
Ownership	100.00%
Revenue	€ 694,917
Profit/Loss After Tax	27,323
Total Equity	€ 36,783
Number of Employees | employee	1,218
SAP Brasil Ltda, Sao Paulo, Brazil
Subsidiaries
Ownership	100.00%
Revenue	€ 463,326
Profit/Loss After Tax	(43,524)
Total Equity	€ (39,474)
Number of Employees | employee	2,138
SAP Canada, Inc., Toronto, Canada
Subsidiaries
Ownership	100.00%
Revenue	€ 957,871
Profit/Loss After Tax	71,104
Total Equity	€ 525,856
Number of Employees | employee	2,985
SAP Deutschland SE & Co. KG, Walldorf, Germany
Subsidiaries
Ownership	100.00%
Revenue	€ 4,571,609
Profit/Loss After Tax	926,552
Total Equity	€ 1,843,908
Number of Employees | employee	4,580
SAP Espana - Sistemas, Aplicaciones y Productos en la Informatica, S.A., Madrid, Spain
Subsidiaries
Ownership	100.00%
Revenue	€ 507,960
Profit/Loss After Tax	40,841
Total Equity	€ 311,958
Number of Employees | employee	740
SAP France S.A., Levallois Perret, France
Subsidiaries
Ownership	100.00%
Revenue	€ 1,089,190
Profit/Loss After Tax	220,940
Total Equity	€ 1,717,909
Number of Employees | employee	1,482
SAP Hungary Rendszerek, Alkalmazasok es Termekek az Adatfeldolgozasban Informatikai Kft., Budapest, Hungary
Subsidiaries
Ownership	100.00%
Revenue	€ 119,694
Profit/Loss After Tax	2,145
Total Equity	€ 19,777
Number of Employees | employee	1,004
SAP India Private Limited, Bangalore, India
Subsidiaries
Ownership	100.00%
Revenue	€ 642,886
Profit/Loss After Tax	111,812
Total Equity	€ 383,157
Number of Employees | employee	2,002
SAP Industries, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 647,524
Profit/Loss After Tax	138,575
Total Equity	€ 933,749
Number of Employees | employee	297
SAP Italia Sistemi Applicazioni Prodotti in Data Processing S.p.A., Vimercate, Italy
Subsidiaries
Ownership	100.00%
Revenue	€ 582,922
Profit/Loss After Tax	41,776
Total Equity	€ 378,505
Number of Employees | employee	723
SAP Japan Co., Ltd., Tokyo, Japan
Subsidiaries
Ownership	100.00%
Revenue	€ 1,275,694
Profit/Loss After Tax	139,717
Total Equity	€ 369,854
Number of Employees | employee	1,306
SAP Labs India Private Limited, Bangalore, India
Subsidiaries
Ownership	100.00%
Revenue	€ 567,938
Profit/Loss After Tax	46,409
Total Equity	€ 194,632
Number of Employees | employee	9,087
SAP Labs, LLC, Palo Alto, CA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 562,386
Profit/Loss After Tax	22,091
Total Equity	€ 414,651
Number of Employees | employee	1,921
SAP Mexico S.A. de C.V., Mexico City, Mexico
Subsidiaries
Ownership	100.00%
Revenue	€ 413,748
Profit/Loss After Tax	44,125
Total Equity	€ 78,011
Number of Employees | employee	908
SAP National Security Services, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 760,560
Profit/Loss After Tax	149,624
Total Equity	€ 479,669
Number of Employees | employee	536
SAP Nederland B.V., 's-Hertogenbosch, the Netherlands
Subsidiaries
Ownership	100.00%
Revenue	€ 701,572
Profit/Loss After Tax	68,342
Total Equity	€ 262,769
Number of Employees | employee	591
SAP Service and Support Centre (Ireland) Limited, Dublin, Ireland
Subsidiaries
Ownership	100.00%
Revenue	€ 191,745
Profit/Loss After Tax	15,292
Total Equity	€ 66,607
Number of Employees | employee	1,625
SAP Services s.r.o., Prague, Czech Republic
Subsidiaries
Ownership	100.00%
Revenue	€ 71,524
Profit/Loss After Tax	729
Total Equity	€ 12,875
Number of Employees | employee	1,074
SuccessFactors, Inc., South San Francisco, CA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 816,597
Profit/Loss After Tax	317,427
Total Equity	€ 4,131,532
Number of Employees | employee	931